October 13, 2006

Securities and Exchange Commission
100 F Street
Washington, D.C. 20549-1004

Re: Preliminary Proxy Material under Section 14 of the Securities Exchange Act of 1934 for: Putnam Research Fund, a series of Putnam Investment Funds (the “fund”) (Securities Act Registration no. 33-56339; Investment Company Act File no. 811-07237)

Ladies and Gentlemen:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 and Rule 20a-1(c) of the Investment Company Act of 1940, we are transmitting for filing via the EDGAR system on behalf of the fund the preliminary version of the proxy statement and proxies in the form in which such material are expected to be furnished to security holders on
November 6, 2006
in connection with the meeting of shareholders to be held on December 14, 2006.

The proposals included in the Proxy Statement are:

1. Proposal to amend the fund’s management contract to eliminate the incentive fee component of the management fee payable to Putnam Investment Management, LLC

Please call James Clark at 617-760-8939 if you have any comments on this filing.

Very truly yours,

Laurie B. Grossman
Senior Legal Product Specialist

cc: George Raine, Esq.
Ropes & Gray